Related Party Transactions and Balances - Schedule of Due from Related Parties (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Mimosa HK [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	[1]	$ 1,088,558
Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	[1]	1,088,558
Due from related parties	[2]		18,311
Skinist Shanghai [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	[2]		$ 18,311

[1]	As of the date of this report, the accounts receivables due from Mimosa HK has been fully collected.
[2]	As of December 31, 2023, the other receivables due from the related party represented the administrative expenses paid by the Company on behalf of the related party. The balance was interest free and were receivable on demand. The balance was fully collected in the year of 2024.